UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05037

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

Registrant's telephone number, including area code: (626) 914-7383

Date of fiscal year end: March 31

Date of reporting period: June 30, 2008

Hester Total Return Form N-PX 2008

Item 1. Proxy Voting Record.

Vote Summary Report (Short)

07/01/07 to 06/30/08
Sorted by Company Name.
In All Markets, for all statuses, for Hester Total Return Fund.

Mtg Date	Symbol	Company		Security/	Mgmt	ISS	Vote
/Type		/Ballot Issues		Proponent	Rec	Rec	Cast
02/07/08 AGM	ACN	ACCENTURE LTD		G1150G111
This is a duplicate meeting for ballots received via the Broadridge North American ballot distribution system
			RE-APPOINTMENT OF THE FOLLOWING NOMINEE TO THE BOARD OF DIRECTORS: BLYTHE J. MCGARVIE	Mgmt	For	For	For
			RE-APPOINTMENT OF THE FOLLOWING NOMINEE TO THE BOARD OF DIRECTORS: SIR MARK MOODY-STUART	Mgmt	For	For	For

AMENDMENT OF THE BYE-LAWS OF ACCENTURE LTD, WHICH WOULD ENABLE ACCENTURE TO DELIVER FUTURE COPIES OF OUR PROXY MATERIALS TO SHAREHOLDERS ELECTRONICALLY BY POSTING THESE MATERIALS ON AN INTERNET WEBSITE AND NOTIFYING OUR SHAREHOLDERS OF THE POSTING.
				Mgmt	For	For	For
			Ratify Auditors	Mgmt	For	For	For
05/08/08 AGM	AA	Alcoa Inc.		13817101
			Elect Director Joseph T. Gorman	Mgmt	For	For	For
			Elect Director Klaus Kleinfeld	Mgmt	For	For	For
			Elect Director James W. Owens	Mgmt	For	For	For
			Elect Director Ratan N. Tata	Mgmt	For	For	For
			Ratify Auditor	Mgmt	For	For	For
			Report on Global Warming	ShrHoldr	Against	Against	Against
01/23/08 AGM	DOX	Amdocs Limited		G02602103
This is a duplicate meeting for ballots received via the Broadridge North American ballot distribution system
			Elect Director Bruce K. Anderson	Mgmt	For	For	For
			Elect Director Adrian Gardner	Mgmt	For	For	For
			Elect Director Charles E. Foster	Mgmt	For	For	For
			Elect Director James S. Kahan	Mgmt	For	For	For
			Elect Director Dov Baharav	Mgmt	For	For	For
			Elect Director Julian A. Brodsky	Mgmt	For	For	For
			Elect Director Eli Gelman	Mgmt	For	For	For
			Elect Director Nehemia Lemelbaum	Mgmt	For	For	For
			Elect Director John T. Mclennan	Mgmt	For	For	For
			Elect Director Robert A. Minicucci	Mgmt	For	For	For
			Elect Director Simon Olswang	Mgmt	For	For	For
			Elect Director Mario Segal	Mgmt	For	For	For

APPROVAL OF AMENDMENT OF THE 1998 STOCK OPTION AND INCENTIVE PLAN TO INCREASE THE NUMBER OF SHARES AUTHORIZED FOR ISSUANCE THEREUNDER AND TO MAKE OTHER CHANGES AS DESCRIBED IN THE ACCOMPANYING PROXY STATEMENT.
				Mgmt	For	For	For
			APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS FOR FISCAL YEAR 2007.	Mgmt	For	For	For
			RATIFICATION AND APPROVAL OF ERNST & YOUNG LLP AND AUTHORIZATION OF AUDIT COMMITTEE OF BOARD TO FIX REMUNERATION.	Mgmt	For	For	For
11/27/07 AGM	BR	Broadridge Financial Solutions, Inc.		11133T103
			Elect Director Leslie A. Brun	Mgmt	For	For	For
			Elect Director Richard J. Daly	Mgmt	For	For	For
			Elect Director Richard J. Haviland	Mgmt	For	For	For
			Elect Director Alexandra Lebenthal	Mgmt	For	For	For
			Elect Director Stuart R. Levine	Mgmt	For	For	For
			Elect Director Thomas E. McInerney	Mgmt	For	For	For
			Elect Director Alan J. Weber	Mgmt	For	For	For
			Elect Director Arthur F. Weinbach	Mgmt	For	For	For
			Ratify Auditors	Mgmt	For	For	For
11/15/07 AGM	CSCO	Cisco Systems, Inc.		17275R102
			Elect Director Carol A. Bartz	Mgmt	For	For	For
			Elect Director M. Michele Burns	Mgmt	For	For	For
			Elect Director Michael D. Capellas	Mgmt	For	For	For
			Elect Director Larry R. Carter	Mgmt	For	For	For
			Elect Director John T. Chambers	Mgmt	For	For	For
			Elect Director Brian L. Halla	Mgmt	For	For	For
			Elect Director Dr. John L. Hennessy	Mgmt	For	For	For
			Elect Director Richard M. Kovacevich	Mgmt	For	For	For
			Elect Director Roderick C. McGeary	Mgmt	For	For	For
			Elect Director Michael K. Powell	Mgmt	For	For	For
			Elect Director Steven M. West	Mgmt	For	For	For
			Elect Director Jerry Yang	Mgmt	For	For	For
			Amend Omnibus Stock Plan	Mgmt	For	For	For
			Approve Executive Incentive Bonus Plan	Mgmt	For	For	For
			Ratify Auditors	Mgmt	For	For	For
			Amend Bylaws to Establish a Board Committee on Human Rights	ShrHoldr	Against	Against	Against
			Pay For Superior Performance	ShrHoldr	Against	For	For
			Advisory Vote to Ratify Named Executive Officers' Compensation	ShrHoldr	Against	For	For
			Report on Internet Fragmentation	ShrHoldr	Against	For	For
03/18/08 AGM	COV	Covidien Ltd.		G2552X108
This is a duplicate meeting for ballots received via the Broadridge North American ballot distribution system
			ELECTION OF DIRECTOR: CRAIG ARNOLD	Mgmt	For	For	For
			ELECTION OF DIRECTOR: ROBERT H. BRUST	Mgmt	For	For	For
			ELECTION OF DIRECTOR: JOHN M. CONNORS, JR.	Mgmt	For	Against	Against
			ELECTION OF DIRECTOR: CHRISTOPHER J. COUGHLIN	Mgmt	For	For	For
			ELECTION OF DIRECTOR: TIMOTHY M. DONAHUE	Mgmt	For	For	For
			ELECTION OF DIRECTOR: KATHY J. HERBERT	Mgmt	For	For	For
			ELECTION OF DIRECTOR: RANDALL J. HOGAN, III	Mgmt	For	For	For
			ELECTION OF DIRECTOR: RICHARD J. MEELIA	Mgmt	For	For	For
			ELECTION OF DIRECTOR: DENNIS H. REILLEY	Mgmt	For	For	For
			ELECTION OF DIRECTOR: TADATAKA YAMADA	Mgmt	For	For	For
			ELECTION OF DIRECTOR: JOSEPH A. ZACCAGNINO	Mgmt	For	For	For
			Ratify Auditors	Mgmt	For	For	For
09/27/07 AGM	DLM	Del Monte Foods Co.		24522P103			With
			Elect Director Victor L. Lund	Mgmt	For	For	For
			Elect Director Joe L. Morgan	Mgmt	For	For	For
			Elect Director David R. Williams	Mgmt	For	For	For
			Amend Omnibus Stock Plan	Mgmt	For	For	For
			Ratify Auditors	Mgmt	For	For	For
12/04/07 AGM	DELL	Dell Inc.		24702R101
			Elect Director Donald J. Carty	Mgmt	For	For	For
			Elect Director Michael S. Dell	Mgmt	For	For	For
			Elect Director William H. Gray, III	Mgmt	For	For	For
			Elect Director Sallie L. Krawcheck	Mgmt	For	For	For
			Elect Director Alan (A.G.) Lafley	Mgmt	For	For	For
			Elect Director Judy C. Lewent	Mgmt	For	For	For
			Elect Director Klaus S. Luft	Mgmt	For	For	For
			Elect Director Thomas W. Luce, III	Mgmt	For	For	For
			Elect Director Alex J. Mandl	Mgmt	For	For	For
			Elect Director Michael A. Miles	Mgmt	For	For	For
			Elect Director Samuel A. Nunn, Jr.	Mgmt	For	For	For
			Ratify Auditors	Mgmt	For	For	For
			Amend Omnibus Stock Plan	Mgmt	For	For	For
			Stock Retention/Holding Period	ShrHoldr	Against	For	For
			Declaration of Dividend	ShrHoldr	Against	Against	Against
07/31/07 EGM	FDC	First Data Corp.		319963104			With
			Approve Merger Agreement	Mgmt	For	For	For
			Adjourn Meeting	Mgmt	For	For	For
09/06/07 Contest	HRB	H&R Block, Inc.		93671105
Management Proxy (White Card)
			Elect Director Donna R. Ecton	Mgmt	For	Abstain
			Elect Director Louis W. Smith	Mgmt	For	Abstain
			Elect Director Rayford Wilkins, Jr.	Mgmt	For	Abstain
			Ratify Auditors	Mgmt	For	Abstain
			Separate Chairman and CEO Positions	ShrHoldr	Against	Abstain
Dissident Proxy (Blue Card)
			Elect Director Richard C. Breeden	Mgmt	For	For	For
			Elect Director Robert A. Gerard	Mgmt	For	For	For
			Elect Director L. Edward Shaw, Jr.	Mgmt	For	For	For
			Ratify Auditors	Mgmt	For	For	For
			Separate Chairman and CEO Positions	ShrHoldr	For	For	For
03/19/08 AGM	HPQ	Hewlett-Packard Co.		428236103
			Elect Director Lawrence T. Babbio, Jr.	Mgmt	For	For	For
			Elect Director Sari M. Baldauf	Mgmt	For	For	For
			Elect Director Richard A. Hackborn	Mgmt	For	For	For
			Elect Director John H. Hammergren	Mgmt	For	For	For
			Elect Director Mark V. Hurd	Mgmt	For	For	For
			Elect Director Joel Z. Hyatt	Mgmt	For	For	For
			Elect Director John R. Joyce	Mgmt	For	For	For
			Elect Director Robert L. Ryan	Mgmt	For	For	For
			Elect Director Lucille S. Salhany	Mgmt	For	For	For
			Elect Director G. Kennedy Thompson	Mgmt	For	For	For
			Ratify Auditors	Mgmt	For	For	For
03/04/08 AGM	JOYG	Joy Global, Inc.		481165108
			Elect Director Steven L. Gerard	Mgmt	For	For	For
			Elect Director John Nils Hanson	Mgmt	For	For	For
			Elect Director Ken C. Johnsen	Mgmt	For	For	For
			Elect Director Gale E. Klappa	Mgmt	For	For	For
			Elect Director Richard B. Loynd	Mgmt	For	For	For
			Elect Director P. Eric Siegert	Mgmt	For	For	For
			Elect Director Michael W. Sutherlin	Mgmt	For	For	For
			Elect Director James H. Tate	Mgmt	For	For	For
			Increase Authorized Common Stock	Mgmt	For	For	For
			Ratify Auditors	Mgmt	For	For	For
11/13/07 AGM	MSFT	Microsoft Corp.		594918104
			Elect Director William H. Gates, III	Mgmt	For	For	For
			Elect Director Steven A. Ballmer	Mgmt	For	For	For
			Elect Director James I. Cash, Jr.	Mgmt	For	For	For
			Elect Director Dina Dublon	Mgmt	For	For	For
			Elect Director Raymond V. Gilmartin	Mgmt	For	For	For
			Elect Director Reed Hastings	Mgmt	For	For	For
			Elect Director David F. Marquardt	Mgmt	For	For	For
			Elect Director Charles H. Noski	Mgmt	For	For	For
			Elect Director Helmut Panke	Mgmt	For	For	For
			Elect Director Jon A. Shirley	Mgmt	For	For	For
			Ratify Auditors	Mgmt	For	For	For
			Adopt Policies to Protect Freedom of Access to the Internet	ShrHoldr	Against	Against	Against
			Amend Bylaws to Establish a Board Committee on Human Rights	ShrHoldr	Against	Against	Against
09/17/07 AGM	NKE	Nike, Inc.		654106103			With
			Elect Director Jill K. Conway	Mgmt	For	For	For
			Elect Director Alan B. Graf, Jr.	Mgmt	For	For	For
			Elect Director Jeanne P. Jackson	Mgmt	For	For	For
			Amend Executive Incentive Bonus Plan	Mgmt	For	For	For
			Ratify Auditors	Mgmt	For	For	For
11/02/07 AGM	ORCL	Oracle Corp.		68389X105
			Elect Director Jeffrey O. Henley	Mgmt	For	For	For
			Elect Director Lawrence J. Ellison	Mgmt	For	For	For
			Elect Director Donald L. Lucas	Mgmt	For	For	For
			Elect Director Michael J. Boskin	Mgmt	For	For	For
			Elect Director Jack F. Kemp	Mgmt	For	For	For
			Elect Director Jeffrey S. Berg	Mgmt	For	For	For
			Elect Director Safra A. Catz	Mgmt	For	For	For
			Elect Director Hector Garcia-Molina	Mgmt	For	For	For
			Elect Director H. Raymond Bingham	Mgmt	For	For	For
			Elect Director Charles E Phillips, Jr.	Mgmt	For	For	For
			Elect Director Naomi O. Seligman	Mgmt	For	For	For
			Approve Executive Incentive Bonus Plan	Mgmt	For	For	For
			Ratify Auditors	Mgmt	For	For	For
			Amend Bylaws to Establish a Board Committee on Human Rights	ShrHoldr	Against	Against	Against
			Issue an Open Source Report	ShrHoldr	Against	Against	Against
10/25/07 AGM	STX	Seagate Technology		G7945J104
Meeting for ADR Holders
			ELECT FRANK J. BIONDI, JR. AS A DIRECTOR	Mgmt	For	For	For
			ELECT WILLIAM W. BRADLEY AS A DIRECTOR	Mgmt	For	For	For
			ELECT JAMES A. DAVIDSON AS A DIRECTOR	Mgmt	For	For	For
			ELECT DONALD E. KIERNAN AS A DIRECTOR	Mgmt	For	For	For
			ELECT STEPHEN J. LUCZO AS A DIRECTOR	Mgmt	For	For	For
			ELECT DAVID F. MARQUARDT AS A DIRECTOR	Mgmt	For	For	For
			ELECT LYDIA M. MARSHALL AS A DIRECTOR	Mgmt	For	For	For
			ELECT C.S. PARK AS A DIRECTOR	Mgmt	For	Against	Against
			ELECT GREGORIO REYES AS A DIRECTOR	Mgmt	For	For	For
			ELECT JOHN W. THOMPSON AS A DIRECTOR	Mgmt	For	For	For
			ELECT WILLIAM D. WATKINS AS A DIRECTOR	Mgmt	For	For	For
			PROPOSAL TO APPROVE AMENDMENTS TO SEAGATE TECHNOLOGY S 2004 STOCK COMPENSATION PLAN.	Mgmt	For	For	For
			PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP TO SERVE AS INDEPENDENT REGISTERED ACCOUNTING FIRM OF SEAGATE TECHNOLOGY FOR THE FISCAL YEAR ENDING JUNE 27, 2008.	Mgmt	For	For	For
03/28/08 EGM		Short-Term Investments Trust		825252406
			Elect Trustee Bob R. Baker	Mgmt	For	For	For
			Elect Trustee Frank S. Bayley	Mgmt	For	For	For
			Elect Trustee James T. Bunch	Mgmt	For	For	For
			Elect Trustee Bruce L. Crockett	Mgmt	For	For	For
			Elect Trustee Albert R. Dowden	Mgmt	For	For	For
			Elect Trustee Jack M. Fields	Mgmt	For	For	For
			Elect Trustee Martin L. Flanagan	Mgmt	For	For	For
			Elect Trustee Carl Frischling	Mgmt	For	For	For
			Elect Trustee Prema Mathai-Davis	Mgmt	For	For	For
			Elect Trustee Lewis F. Pennock	Mgmt	For	For	For
			Elect Trustee Larry Soll, Ph.D.	Mgmt	For	For	For
			Elect Trustee Raymond Stickel, Jr.	Mgmt	For	For	For
			Elect Trustee Philip A. Taylor	Mgmt	For	For	For
			Approve/Amend Subadvisory Agreement	Mgmt	For	For	For
			Amend Restated Declaration of Trust	Mgmt	For	Against	Against
03/14/08 AGM	SKM	SK Telecom Co.		78440P108
Meeting for ADR Holders
			Approve Financial Statements for 24th Fiscal Year	Mgmt	For	For	For
			Amend Articles of Incorporation Regarding Addition of Preamble and Business Objectives Expansion	Mgmt	For	For	For
			Approve Remuneration of Executive Directors and Independent Non-Executive Directors	Mgmt	For	For	For
			Elect Kim Shin-Bae and Park Young-Ho as Inside (Executive) Directors (Bundled)	Mgmt	For	For	For
			Elect Uhm Rak-Yong and Chung Jae-Young as Outside (Independent Non-Executive) Directors (Bundled)	Mgmt	For	For	For
			Elect Cho Jae-Ho as Outside (Independent Non-Executive) Director Who Will Be Also Member of Audit Committee	Mgmt	For	For	For
04/08/08 AGM	BK	The Bank Of New York Mellon Corp.		64058100
			Elect Director Frank J. Biondi, Jr.	Mgmt	For	For	For
			Elect Director Ruth E. Bruch	Mgmt	For	For	For
			Elect Director Nicholas M. Donofrio	Mgmt	For	For	For
			Elect Director Steven G. Elliott	Mgmt	For	For	For
			Elect Director Gerald L. Hassell	Mgmt	For	For	For
			Elect Director Edmund F. Kelly	Mgmt	For	For	For
			Elect Director Robert P. Kelly	Mgmt	For	For	For
			Elect Director Richard J. Kogan	Mgmt	For	For	For
			Elect Director Michael J. Kowalski	Mgmt	For	For	For
			Elect Director John A. Luke, Jr.	Mgmt	For	For	For
			Elect Director Robert Mehrabian	Mgmt	For	For	For
			Elect Director Mark A. Nordenberg	Mgmt	For	For	For
			Elect Director Catherine A. Rein	Mgmt	For	For	For
			Elect Director Thomas A. Renyi	Mgmt	For	For	For
			Elect Director William C. Richardson	Mgmt	For	For	For
			Elect Director Samuel C. Scott III	Mgmt	For	For	For
			Elect Director John P. Surma	Mgmt	For	For	For
			Elect Director Wesley W. von Schack	Mgmt	For	For	For
			Approve Omnibus Stock Plan	Mgmt	For	For	For
			Approve Nonqualified Employee Stock Purchase Plan	Mgmt	For	For	For
			Approve Executive Incentive Bonus Plan	Mgmt	For	For	For
			Ratify Auditors	Mgmt	For	For	For
			Restore or Provide for Cumulative Voting	ShrHoldr	Against	For	For
			Advisory Vote to Ratify Named Executive Officers' Compensation	ShrHoldr	Against	For	For
03/10/08 AGM	TEL	Tyco Electronics Ltd.		G9144P105
This is a duplicate meeting for ballots received via the Broadridge North American ballot distribution system
			Elect Director Pierre R. Brondeau	Mgmt	For	For	For
			Elect Director Ram Charan	Mgmt	For	For	For
			Elect Director Juergen W. Gromer	Mgmt	For	For	For
			Elect Director Robert M. Hernandez	Mgmt	For	For	For
			Elect Director Thomas J. Lynch	Mgmt	For	For	For
			Elect Director Daniel J. Phelan	Mgmt	For	For	For
			Elect Director Frederic M. Poses	Mgmt	For	Withhold	Withhold
			Elect Director Lawrence S. Smith	Mgmt	For	For	For
			Elect Director Paula A. Sneed	Mgmt	For	For	For
			Elect Director David P. Steiner	Mgmt	For	For	For
			Elect Director Sandra S. Wijnberg	Mgmt	For	For	For
			Ratify Auditors	Mgmt	For	For	For
03/13/08 AGM	TYC	Tyco International Ltd.		G9143X208
This is a duplicate meeting for ballots received via the Broadridge North American ballot distribution system
			Elect Director Dennis C. Blair	Mgmt	For	For	For
			Elect Director Edward D. Breen	Mgmt	For	For	For
			Elect Director Brian Duperreault	Mgmt	For	For	For
			Elect Director Bruce S. Gordon	Mgmt	For	For	For
			Elect Director Rajiv L. Gupta	Mgmt	For	For	For
			Elect Director John A. Krol	Mgmt	For	For	For
			Elect Director Brendan R. O'Neill	Mgmt	For	For	For
			Elect Director William S. Stavropoulos	Mgmt	For	For	For
			Elect Director Sandra S. Wijnberg	Mgmt	For	For	For
			Elect Director Jerome B. York	Mgmt	For	For	For
			Elect Director Timothy M. Donahue	Mgmt	For	For	For
			Ratify Auditors	Mgmt	For	For	For
			AMENDMENTS TO THE COMPANY S BYE-LAWS	Mgmt	For	For	For

Questions? Contact Account Management +1 (301) 556-0540
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For more information please refer to Legal Notices

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

 (Registrant)   Professionally Managed Portfolios

By (Signature and Title)*  /s/  Robert M. Slotky
     Robert M. Slotky
     President
                                                     Principal Executive Officer

Date   August 21, 2008
* Print the name and title of each signing officer under his or her signature.

Hester Total Return Form N-PX 2008